Loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Loss per share
Schedule of basic and diluted net loss per share

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Numerator:
Net loss available to ECARX Holdings Inc.	(582,195)	(380,586)
Accretion of Redeemable Convertible Preferred Shares	(177,842)	—
Numerator for basic and diluted net loss per share calculation	(760,037)	(380,586)
Denominator:
Weighted average number of ordinary shares - basic and diluted	236,248,112	337,395,390
Denominator for basic and diluted net loss per share calculation	236,248,112	337,395,390
Loss per ordinary share
—Basic and diluted	(3.22)	(1.13)

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss attributable to ECARX Holdings Inc.	(439,659)	(1,175,261)	(1,564,878)
Accretion of Redeemable Convertible Preferred Shares	(101,286)	(243,564)	(354,878)
Numerator for basic and diluted net loss per share calculation	(540,945)	(1,418,825)	(1,919,756)

Denominator:
Weighted average number of ordinary shares – basic and diluted	238,591,421	236,691,093	239,296,386
Net loss per share attributable to ordinary shareholders
— Basic and diluted	(2.27)	(5.99)	(8.02)

Schedule of potential dilutive instruments that have not been included in the calculation of diluted loss per share as their inclusion would be anti-dilutive

	Six Months Ended June 30,
	2022	2023
Redeemable convertible preferred shares	90,724,289	—
Warrants	—	23,871,971

	Year ended December 31,
	2020	2021	2022
Redeemable convertible preferred shares	26,841,535	90,724,289	—
Warrants	6,016,207	—	23,871,971